Intangible Asset, Net	3 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset, Net

NOTE 6 - Intangible Asset, Net

For the three months ended March 31, 2020 and the years ended December 31, 2019 and 2018, the changes in cost and accumulated amortization for intangible asset were as follows:

	Satellite System Software	Accumulated Amortization	Net Cost
January 1, 2018	$4,950,000	$(1,072,500)	$3,877,500
Addition	-	(495,000)	(495,000)
December 31, 2018	4,950,000	(1,567,500)	3,382,500
Addition	-	(495,000)	(495,000)
December 31, 2019	4,950,000	(2,062,500)	2,887,500
Addition		(123,750)	(123,750)
March 31, 2020 (unaudited)	$4,950,000	$(2,186,250)	$2,763,750

Amortization expense was $123,750 (unaudited) for the three months ended March 31, 2020 and $495,000 for each of the years ended December 31, 2019 and 2018.